Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of significant accounting policies
Schedule of property plant and equipment useful life
Categories	Useful life
Property and buildings	20 years
Machinery and equipment	10 years
Vehicles	4 years
Office equipment	3 - 5 years

Schedule of finite-lived intangible assets, useful life
	For the Years Ended September 30,
	2025	2024	2023
Value-added tax refund	-	-	$465,072
Investment grant	-	-	292,487
Equipment of energy projects grants	-	$81,896	97,366
Research and development grants	-	-	71,058
Total	-	$81,896	$925,983